Contingent consideration - Summary of liabilities - contingent consideration (Detail) - AUD ($)	Dec. 31, 2022	Jun. 30, 2022
Disclosure of contingent liabilities [line items]
Contingent Consideration Current	$ 1,438,461	$ 758,840
Contingent consideration - Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Contingent Consideration Current	652,174	0
Contingent consideration – EVT801 [Member]
Disclosure of contingent liabilities [line items]
Contingent Consideration Current	$ 786,287	$ 758,840